Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 382,436,000	$ 310,338,000
Restricted cash	325,000	338,000
Prepaid expenses and other current assets	43,010,000	36,276,000
Total current assets	425,771,000	346,952,000
Non-current assets:
Property and equipment, net	35,209,000	33,541,000
Prepaid expenses and other non-current assets	2,176,000	2,362,000
Operating lease right-of-use assets, net	23,210,000	18,775,000
Long-term deposits	1,832,000	2,039,000
Deferred tax asset	2,076,000	1,826,000
Intangible assets, net	0	65,000
Total assets	490,274,000	405,560,000
Current liabilities:
Accounts payable	531,000	431,000
Accrued expenses and other liabilities	40,797,000	23,667,000
Operating lease liabilities, current	5,038,000	4,453,000
Total current liabilities	46,366,000	28,551,000
Non-current liabilities:
Operating lease liabilities, non-current	19,218,000	16,545,000
Liability related to future royalties and sales milestones, net	125,900,000	47,016,000
Other long term payables	116,000	128,000
Total liabilities	191,600,000	92,240,000
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,007,625,000	843,108,000
Accumulated other comprehensive loss	(38,898,000)	(8,570,000)
Accumulated deficit	(670,179,000)	(521,340,000)
Total shareholders' equity	298,674,000	313,320,000
Total liabilities and shareholders' equity	490,274,000	405,560,000
Ordinary shares
Shareholders' equity:
Ordinary and Deferred shares	8,000	4,000
Deferred Shares
Shareholders' equity:
Ordinary and Deferred shares	0	0
Deferred B shares
Shareholders' equity:
Ordinary and Deferred shares	118,000	118,000
Deferred C shares
Shareholders' equity:
Ordinary and Deferred shares	$ 0	$ 0